Business Combinations - Atkins Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Nov. 25, 2017	Aug. 26, 2017	Jul. 07, 2017
Liabilities assumed:
Goodwill	$ 466,787	$ 465,030
Acquisition of Atkins
Assets acquired:
Cash and cash equivalents			$ 71,181
Accounts receivable, net			31,507
Inventories, net			33,023
Prepaid expenses and other current assets			1,781
Other current assets			13,466
Property and equipment, net			1,793
Intangible assets			320,000
Other long-term assets			2,224
Liabilities assumed:
Accounts payable			(12,187)
Other current liabilities			(36,498)
Deferred income taxes			(76,072)
Total identifiable net assets			350,218
Goodwill			466,787
Total purchase price			817,005
Deferred income taxes, step-up			$ 50,700